Condensed Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Statement of Comprehensive Income [Abstract]
Tax related to Pension and OPEB liability	$ (2,029)	$ (19)	$ (2,521)	$ (57)